UNAUDITED INTERIM CONDENSED STATEMENT OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - USD ($) $ / shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue from related party	$ 65,227	$ 76,516	$ 219,705	$ 273,380	$ 202,183
Cost of goods sold	(51,749)	(44,558)	(189,496)	(190,150)	(181,093)
Gross profit	13,478	31,958	30,209	83,230	21,090
Distribution and selling expenses	(3,275)	(4,778)	(17,246)	(15,195)	(12,846)
Administrative expenses	(299)	(246)	(1,230)	(1,473)	(3,909)
Operating profit	9,904	26,934	11,733	66,562	4,335
Net foreign exchange (losses)/gains	(672)	(253)	(453)	401	(1,647)
Finance income	4		6	3	9
Finance costs	(153)	(169)	(930)	(530)	(793)
Profit before income taxes	9,083	26,512	10,356	66,436	1,904
Income tax expense	(3,981)	(12,973)	(15,715)	100,059	(31,041)
Profit for the period	5,102	13,539	(5,359)	166,495	(29,137)
Other comprehensive income	0	0
Total comprehensive income	$ 5,102	$ 13,539	$ (5,359)	$ 166,495	$ (29,137)
Earnings per share
Weighted average number of ordinary shares, Basic	1	1	1	1	1
Weighted average number of ordinary shares, Diluted	1	1	1	1	1
Basic, Earnings per share	$ 5,102	$ 13,539	$ (5,359)	$ 166,495	$ (29,137)
Diluted, Earnings per share	$ 5,102	$ 13,539	$ (5,359)	$ 166,495	$ (29,137)